Business combinations - Identifiable assets acquired and liabilities assumed (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017	[1],[2]	Jun. 15, 2018	Jun. 11, 2018
Disclosure of detailed information about business combination [line items]
Vessels		$ 1,704,250,000
Other tangible assets		345,000
Intangible assets		152,000
Receivables		16,750,000
Current assets		79,459,000
Cash and cash equivalents		126,288,000
Loans and borrowings		(1,312,446,000)
Onerous contracts provision		(5,303,000)
Current liabilities		(33,012,000)
Total identifiable net assets acquired		576,482,000
Consideration transferred		553,423,000
Gain on bargain purchase	$ 0	$ 23,059,000	[1],[2]	$ 0
Gener8 Maritime, Inc.
Disclosure of detailed information about business combination [line items]
Vessels							$ 1,270,250,000
Other tangible assets							345,000
Intangible assets							152,000
Receivables							9,599,000
Current assets							64,829,000
Cash and cash equivalents							126,288,000
Loans and borrowings							(1,001,478,000)
Onerous contracts provision							(5,303,000)
Current liabilities							(29,160,000)
Total identifiable net assets acquired							435,522,000
Consideration transferred							$ 553,423,452
International Seaways
Disclosure of detailed information about business combination [line items]
Vessels						$ 434,000,000
Other tangible assets						0
Intangible assets						0
Receivables						7,151,000
Current assets						14,629,000
Cash and cash equivalents						0
Loans and borrowings						(310,968,000)
Onerous contracts provision						0
Current liabilities						(3,852,000)
Total identifiable net assets acquired						$ 140,960,000

[1]	.
[2]	The Group initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated. The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated.